LEASES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Right of use assets, beginning	$ 20	$ 20
Increase	13	1
Decrease		(1)
Right of use assets, ending	33	20
Right of use assets amortization, beginning	(11)	(8)
For the year	(1)	(3)
Right of use assets amortization, ending	(12)	(11)
Net book values	21	9
Machinery [member]
IfrsStatementLineItems [Line Items]
Right of use assets, beginning	20
Increase	7
Decrease
Right of use assets, ending	27	20
Right of use assets amortization, beginning	(11)
For the year	(1)
Right of use assets amortization, ending	(12)	(11)
Net book values	15	9
Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Right of use assets, beginning
Increase	6
Decrease
Right of use assets, ending	6
Net book values	$ 6